Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Reserves	Deficit	Non-controlling interest
Beginning balance at Dec. 31, 2018	$ 409,298	$ 491,100	$ 15,402	$ (111,723)	$ 14,519
Beginning balance, Shares at Dec. 31, 2018		110,425,401
Shares issued to settle debenture	10,110	$ 10,110
Shares issued to settle debenture, Shares		2,227,835
Shares issued on exercise of warrants, stock options and RSUs	1,580	$ 4,476	(2,896)
Shares issued on exercise of warrants, stock options and RSUs, Shares		799,127
Equity component of Convertible Notes	10,217		10,217
Share-based compensation	5,236		5,236
Changes in non-controlling interest from equity offerings and other	3,446			(503)	3,949
Deconsolidation of Solaris Resources	(16,504)				(16,504)
Net loss and comprehensive loss	(20,324)			(18,360)	$ (1,964)
Ending Balance at Dec. 31, 2019	403,059	$ 505,686	27,959	(130,586)
Ending Balance, Shares at Dec. 31, 2019		113,452,363
Shares and options issued for acquisition of Leagold Mining	751,819	$ 732,042	19,777
Shares and options issued for acquisition of Leagold Mining, shares		94,635,765
Shares issued in financing	40,000	$ 40,000
Shares issued in financing, Shares		6,472,491
Shares issued on exercise of shareholder anti-dilution right	2,855	$ 2,855
Shares issued on exercise of shareholder anti-dilution right, shares		461,947
Shares issued on exercise of warrants, stock options and RSUs	215,417	$ 237,521	(22,104)
Shares issued on exercise of warrants, stock options and RSUs, Shares		27,331,840
Share issue costs	(62)	$ (62)
Equity component of Convertible Notes	8,322		8,322
Share-based compensation	4,825		4,825
Net loss and comprehensive loss	20,720			20,720
Ending Balance at Dec. 31, 2020	$ 1,446,955	$ 1,518,042	$ 38,779	$ (109,866)
Ending Balance, Shares at Dec. 31, 2020		242,354,406